Cash	12 Months Ended
Dec. 31, 2022
Cash [abstract]
Cash
Note 18 — Cash
Cash comprise entirely of bank balances and consisted of the following items as at December 31:

	2022	2021
Cash at banks	438,522	53,092

Cash	438,522	53,092

The cash at banks is at full disposal of the Company.